Equity	6 Months Ended
Mar. 31, 2025
Equity [abstract]
Equity
9.
EQUITY

As of March 31, 2025 and September 30, 2024, the Company had 187,829,202 no par value ordinary shares outstanding. As of March 31, 2024, the Company had 187,825,592 no par value ordinary shares outstanding.

Capital Reorganization

Prior to the IPO, the Company completed a capital reorganization. On October 2, 2023, the Company converted its share capital, comprised of 182,721,369 ordinary shares of €1.00 par value into 182,721,369 no par value ordinary shares.

In addition, on October 10, 2023, the Company entered into the TRA with MidCo in consideration for the repurchase of 5,648,465 ordinary shares of the Company from MidCo, which were subsequently cancelled. Please refer to Note 12 – Tax Receivable Agreement for further details on the TRA.

Initial Public Offering

On October 13, 2023, the Company closed its IPO. Birkenstock issued and sold 10,752,688 ordinary shares at an initial public offering price of $46.00. As result of the IPO, the Company had 187,825,592 no par value ordinary shares outstanding. The total proceeds from the IPO available to Birkenstock, net of underwriting discounts and commissions but before expenses, amounted to $473.6 million (€450.0 million). The underwriting commission fees for the IPO totaled €19.8 million. The deferred offering costs, which were deducted from Share Premium as part of the IPO transaction, amounted to €3.0 million. The Company used the majority of the proceeds received from the IPO, together with cash on hand, to repay €100.0 million in aggregate principal amount of the loan outstanding under the agreement with AB-Beteiligungs GmbH (the "Vendor Loan") and $450.0 million (€423.8 million) in aggregate principal amount of borrowings outstanding under the USD-denominated facility under the Senior Term Facilities Agreement entered into by our subsidiary, Birkenstock Limited Partner S.à r.l., in April 2021 (the "Original US Term Loan").

Secondary Offering

On June 28, 2024, the Company completed a secondary offering of ordinary shares on behalf of MidCo ("selling shareholder") at a price of $54.00 per share. On July 3, 2024, as part of the secondary offering, the underwriters exercised their option to purchase an additional 2,100,000 ordinary shares at $54.00 per share. This resulted in the sale of 16,100,000 ordinary shares, which were held by the selling shareholder. MidCo remains the Company's controlling shareholder after the secondary offering.

The Company did not issue additional ordinary shares and did not receive any proceeds from the secondary offering. The Company incurred €1.9 million in costs associated with the secondary offering on behalf of the selling shareholder. These costs were recorded in "General and administrative expenses" during the fiscal year ended September 30, 2024.